CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual) - CNY (¥) ¥ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	¥ 84,517	¥ 84,517